Share-Based Compensation - Share Option Award Plan (Details) shares in Millions	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares $ / bbl shares	Dec. 31, 2024 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the year (in shares) | shares	3.1			5.2
Granted (in shares) | shares	0.4			0.8
Exercised (in shares) | shares	(1.2)			(1.6)
Forfeited (in shares) | shares	(0.1)			(0.3)
Expired (in shares) | shares	0.0			(1.0)
Outstanding, end of the year (in shares)	2.2		2,200,000	3.1
Exercisable, end of the year (in shares) | shares	1.0	1.0	1.0	1.4
Outstanding, beginning of the year (C$ per share)		$ 4,130,000		$ 4,770,000
Granted (C$ per share)		7,870,000		3,670,000
Exercised (C$ per share)		4,760,000		5,360,000
Forfeited (C$ per share)		4,050,000.00		3,930,000
Expired (C$ per share)		0		5,240,000
Outstanding, end of the year (C$ per share)		4,530,000		4,130,000
Exercisable, end of the year (C$ per share)	$ 3,790,000	$ 3,790,000	$ 3,790,000	$ 4,570,000
Closing foreign exchange rate (C$ per share)	1.3715	1.3715	1.3715